FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         /
/             (a)
                       or fiscal year ending:
12 /  31     / 97         (b)

Is this a transmission report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)
N

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.    Registrant Name:  The Prudential
Discovery Select Group
                Variable Contract Account
      B.    File Number:  811-08091
      C.    Telephone Number  973-367-1496

2.    A.    Street:  100 Mulberry Street - 9th
Floor
       B.     City: Newark      C. State: NJ   D.
Zip Code 07102   Zip Ext:  3777
       E.     Foreign Country:
Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) Y

4.     Is this the last filing on this form by
Registrant? (Y/N)   N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
        [If answer is "Y" (Yes), complete only
items 89 through
         110].

6.     Is Registrant a unit investment trust
(UIT)? (Y/N)  Y
        [If answer is "Y" (Yes), complete only
items 111 through
        132].

7.      A.    Is Registrant a series or multiple
portfolio company?
                 (Y/N)
                 [If answer is "N", go to item 8.]

         B.     How many separate series or
portfolios did Registrant
                  have at the end of the period?

UNIT INVESTMENT TRUSTS

111.    A.     Depositor Name:    The Prudential
Insurance Company of America

           B.      File Number (If any):

           C.       City: Newark            State:
NJ          Zip Code:07102
                      Zip Ext.: 3777

            Foreign Country:
Foreign Postal Code:

111.    A.     Depositor Name:

           B.      File Number (If any):

           C.       City:                State:
Zip Code:
                      Zip Ext.:

            Foreign Country:
Foreign Postal Code:

112.      A.      Sponsor Name:

             B.       File Number (If any):

             C.       City:                State:
Zip Code:
                        Zip Ext.:

            Foreign Country:
Foreign Postal Code:

112.      A.      Sponsor Name:

             B.       File Number (If any):

             C.       City:                State:
Zip Code:
                        Zip Ext.:

            Foreign Country:
Foreign Postal Code:


113.      A.      Trustee Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:

113.      A.      Trustee Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:


114.      A.      Principal Underwriter Name:
Prudential Investment Management Services LLC

             B.      File Number: 8-36540

C.       City: Newark               State: NJ
Zip Code: 07102
                      Zip Ext.: 3777

            Foreign Country:
Foreign Postal Code:



114.      A.      Principal Underwriter Name:

             B.      File Number: 8-

             C.       City:                State:
Zip Code:
                      Zip Ext.:

            Foreign Country:
Foreign Postal Code:

115.      A.      Independent Public Accountant
Name:  Price Waterhouse LLP

             B.      City:     NY       State:  NY
Zip Code:   10036
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:

115.      A.      Independent Public Accountant
Name:

             B.      City:                State:
Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:


116.     Family of investment companies
information:

            A.     Is Registrant part of a family
of investment
                     companies? (Y/N) Y

            B.     Identify the family in 10
letters: PRUDENTIAL
                     (NOTE:  In filing this form,
use this identification
                                    consistently
for all investment companies in
                                    family.  This
designation is for purposes of
                                    this form
only.)

117.     A.     Is Registrant a separate account
of an insurance
                     company? (Y/N) Y
            If answer is "Y" (Yes), are any of the
following types of
            contracts funded by the Registrant?:

            B.     Variable annuity contracts?
(Y/N)  Y

            C.     Scheduled premium variable life
contracts? (Y/N)  N

            D.     Flexible premium variable life
contracts? (Y/N) N

            E.     Other types of insurance
products registered under the
                    Securities Act of 1933? (Y/N)
N

118.     State the number of series existing at
the end of the period
            that had securities registered under
the Securities Act of
1933.    1


119. State the number of new series for which registration
            statements under the Securities Act of
1933 became
            effective during the period.  -0-

120.     State the total value of the portfolio
securities on the date
            of deposit for the new series included
in item 119 ($000's  -0-
            omitted)  - 0-

121.     State the number of series for which a
current prospectus
            was in existence at the end of the
period.    22

122.     State the number of existing series for
which additional
            units were registered under the
Securities Act of 1933
            during the current period.   22

123.     State the total value of the additional
units considered in
            answering item 122 ($000's omitted)
$328

124.     State the total value of units of prior
series that were placed
            in the portfolios of subsequent series
during the current
            period (the value of these units is to
be measured on the
            date they were placed in the
subsequent series) ($000's
            omitted)  $  -0-

125.     State the total dollar amount of sales
loads collected
            (before allowances to other brokers or
dealers) by
            Registrant's principal underwriter and
any underwriter
            which is an affiliated person of the
principal underwriter
            during the current period solely from
the sale of units of all
            series of Registrant ($000's omitted)
$  -0-

126.     Of  the amount shown in item 125, state
the total dollar
            amount of sales loads collected from
secondary market
            operations in Registrant's units
(include the sales loads, if
            any, collected on units of a prior
series placed in the
            portfolio of a subsequent series.)
($000's omitted)  $-0-


Number of    Total Assets      Total Income

Series            ($000's)         Distributions

Investing          omitted)       ($000's omitted)
A.     U.S. Treasury direct issue

B.     U.S. Government agency

C.     State and municipal tax-free

D.     Public utility debt

E.     Brokers or dealers debt of
        debt of brokers' or dealers' parent

F.     All other corporate intermed & long-
        term debt

G.    All other corporate short-term debt

H.     Equity securities of brokers or dealers
         or parents of brokers or dealers

I.     Investment company equity securities

J.     All other equity securities
22                   314             ---

K.     Other securities

L.     Total assets of all series of registrant


128.     Is the timely payment of principal and
interest on any of
            the portfolio securities held by any
of Registrant's series at
            the end of the current period insured
or guaranteed by an
            entity other than the issuer?  (Y/N) N

129.     Is the issuer of any instrument covered
in item 128
            delinquent or in default as to payment
of principal or
            interest at the end of the current
period? (Y/N)

130. In computations of NAV or offering price per unit, is any part of the value attributed to
instruments identified in item
            129 derived from insurance or
guarantees? (Y/N)


131.     Total expenses incurred by all series of
Registrant during
             the current reporting period ($000's
omitted)  $  1

132.     List the "811" (Investment Company Act of
1940)
            registration number for all Series of
Registrant that are
            being included in this filing:

               811-08091
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-
               811-
811-